Risk management and concentrations of risk (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of December 31, 2017 and 2016, there are interest rate swap agreements related to the Lampung, Gallant and Grace facilities floating rate debt that are designated as cash flow hedges for accounting purposes. As of December 31, 2017, the following interest rate swap agreements were outstanding:

(in thousands of U.S. dollars)	Interest rate index	Notional amount	Fair value carrying amount liability	Term	Fixed interest rate (1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$155,146	(3,322)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	$124,313	112	Sept 2019	1.9%
Grace interest rate swaps (2)	LIBOR	$135,813	(679)	March 2020	2.3%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets.

	Long-term	Current	Long-term
	assets:	liabilities:	liabilities:
	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments
As of December 31, 2017
Interest rate swaps	$228	$(2,015)	$(2,102)
As of December 31, 2016
Interest rate swaps	$—	$(3,534)	$(3,511)

Derivative Instruments, Gain (Loss) [Table Text Block]
The following effects of cash flow hedges relating to interest rate swaps are included in gain (loss) on derivative instruments in the consolidated statements of income for the years ended December 31, 2017, 2016 and 2015.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Interest rate swaps:
Ineffective portion of cash flow hedge	$(2)	90	$(84)
Amortization of amount excluded from hedge effectiveness	3,320	2,604	1,888
Reclassification from accumulated other comprehensive income	(855)	(855)	(855)
Unrealized gains (losses)	2,463	1,839	949
Realized gains (losses)	—	—	—
Total gains (losses) on derivative instruments	$2,463	1,839	$949

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income included in the consolidated statements of other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated statements of changes in partners’ capital is as follows for the years ended and as of December 31, 2017, 2016 and 2015.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	474	—	474	474
Reclassification of amortization of cash flow hedge to earnings	855	(395)	460	460
Other comprehensive income for period	1,329	(395)	934	934
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)

Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	1,028	—	1,028	1,028
Reclassification of amortization of cash flow hedge to earnings	855	(378)	477	477
Other comprehensive income for period	1,883	(378)	1,505	1,505
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)

Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)
Effective portion of unrealized loss on cash flow hedge	2,480	—	2,480	2,480
Reclassification of amortization of cash flow hedge to earnings	855	(347)	508	508
Other comprehensive income for period	3,335	(347)	2,988	2,988
Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)